Other financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial liabilities [line items]
Current derivatives	$ 744	$ 6,348	$ 1,459
Other financial liabilities	2,663	80,518	1,459
Cross currency swap
Disclosure of financial liabilities [line items]
Current derivatives			$ 1,459
Foreign currency forward
Disclosure of financial liabilities [line items]
Current derivatives	2
Cash flow hedges | Cross currency swap
Disclosure of financial liabilities [line items]
Non-current derivatives	1,919	74,170
Current derivatives	$ 742	$ 6,348